Consolidated Statements of Loss and Other Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares
Statements [Line Items]
Net Revenues	¥ 92,814	$ 13,457	¥ 33,453	¥ 6,163
Other gains, net	7,317	1,061	138	319
Operating costs and expenses
Cost of revenues	(86,647)	(12,563)	(29,587)	(6,547)
Selling and marketing expenses	(241,430)	(35,004)	(193,340)	(46,458)
Administrative expenses	(2,195,981)	(318,388)	(34,458)	(11,956)
Research and development expenses	(36,557)	(5,300)	(30,253)	(17,644)
Total operating costs and expenses	(2,560,615)	(371,255)	(287,638)	(82,605)
Operating loss	(2,460,484)	(356,737)	(254,047)	(76,123)
Fair value changes of convertible and redeemable preferred shares	(3,158,498)	(457,939)
Fair value changes of financial assets at fair value through profit or loss	1,753	254
Finance costs	(10,275)	(1,490)	(1,097)	(300)
Loss before income tax	(5,627,504)	(815,912)	(255,144)	(76,423)
Income tax expenses	(9,861)	(1,430)	(5,318)	(1,474)
Net loss for the year	(5,637,365)	(817,342)	(260,462)	(77,897)
Net loss attributable to:
Equity holders of the Company	(5,637,365)	(817,342)	(260,462)	(77,897)
Net loss for the year	¥ (5,637,365)	$ (817,342)	¥ (260,462)	¥ (77,897)
Other comprehensive loss that will not be reclassified to profit or loss in subsequent periods:
Basic loss per share | (per share)	¥ (2.92)	$ (0.42)	¥ (0.16)	¥ (0.05)
Diluted loss per share | (per share)	¥ (2.92)	$ (0.42)	¥ (0.16)	¥ (0.05)
Net loss for the year	¥ (5,637,365)	$ (817,342)	¥ (260,462)	¥ (77,897)
– Fair value change on equity investment designated at fair value through other comprehensive loss, net of tax	(10,143)	(1,471)
– Currency translation differences	(25,058)	(3,633)
Other comprehensive loss for the year, net of tax	(35,201)	(5,104)
Total comprehensive loss for the year	(5,672,566)	(822,446)	(260,462)	(77,897)
Total comprehensive loss attributable to:
Equity holders of the Company	(5,672,566)	(822,446)	(260,462)	(77,897)
Total comprehensive loss for the year	(5,672,566)	(822,446)	(260,462)	(77,897)
Online EV Charging Solutions
Statements [Line Items]
Revenue from rendering of services	50,151	7,271	17,985	5,455
Offline EV Charging Solutions
Statements [Line Items]
Revenue from rendering of services	40,554	5,880	14,611	565
Innovative and Other Businesses
Statements [Line Items]
Revenue from rendering of services	¥ 2,109	$ 306	¥ 857	¥ 143